Nature of Operations and Basis of Presentation (Details Narrative)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, State or Country Code	NV
Entity Incorporation, Date of Incorporation	Oct. 16, 2018